Financial liabilities	9 Months Ended
Sep. 30, 2025
Disclosure of financial liabilities [abstract]
Financial liabilities	Financial liabilities
Financial liabilities break down as follows:

(amounts in thousands of euros)
FINANCIAL LIABILITIES	AS OF DECEMBER 31, 2024	AS OF SEPTEMBER 30, 2025
Kreos & Claret bond loans	26,373	11,779
Lease liabilities	1,431	611
PGE	1,252	—
Borrowings	29,056	12,390
Kreos & Claret convertible notes (OCABSA)	23,370	4,099
Convertible loan notes	23,370	4,099
Kreos & Claret minimal return indemnifications	3,620	—
Derivative instruments	3,620	—
Royalty certificates	13,023	28,099
Other financial liabilities	13,023	28,099
Total non-current financial liabilities	69,069	44,588

Kreos & Claret bond loans	20,028	23,040
Lease liabilities	932	938
PGE	1,235	1,252
Borrowings	22,195	25,230
Heights convertible notes	21,574	—
Kreos & Claret convertible notes (OCABSA)	—	4,170
Convertible loan notes	21,574	4,170
Kreos & Claret BSA	1,166	—
Derivative instruments	1,166	—
Total current financial liabilities	44,935	29,400
Total financial liabilities	114,004	73,988
Note 15.1. Structured debt financing with Kreos & Claret subscribed in August 2023 – “Kreos / Claret Financing”
The Kreos / Claret Financing consists of three tranches of €25,000 thousand each in aggregate principal amount (the convertible
OCABSA and the second and third tranches of non-convertible bonds, respectively the "tranches A, B and C") as well as a Minimal
Return Indemnification ("MRI") to the benefit of the bondholders.
In addition to the Kreos / Claret OCABSA, the Group has issued share warrants (the “tranche A-B BSA” and “tranche C BSA”), giving Kreos and Claret the right to subscribe to up to 214,198 and 405,832 ordinary shares respectively.
The OCABSA are compound instruments, split between (i) a debt component (then measured at amortized cost) and (ii) an equity component corresponding to the conversion option and the attached OCABSA warrants.
The OCABSA warrants are considered as an embedded component of the bonds rather than a separate stand-alone financial instrument.
The Kreos / Claret second and third tranches are hybrid instruments, split between (i) debt host contracts accounted for at amortized cost and (ii) bifurcated embedded derivatives accounted for at fair value through profit and loss, corresponding to the Minimal Return
Indemnifications and the prepayment options (the fair value of the prepayment options being deemed insignificant at issuance and as of December 31, 2024 and September 30, 2025).
As the A-B and C warrants (the "Kreos / Claret BSA") are contractually transferable separately from the bonds and are redeemable in a variable number of ordinary shares of the Group, they are classified as standalone derivative financial liabilities.
The detailed terms and conditions and the accounting treatment of these instruments are presented in Note 15.1 to the annual consolidated financial statements of the Group as of December 31, 2024 accompanying the Group’s Annual Report.
On August 6, 2025, Kreos Capital VII(UK) Limited converted the Tranche A portion of the Kreos / Claret Financing (the Kreos /
Claret OCABSA), resulting in the issuance of 785,389 ordinary shares and an increase in equity by €16,058 thousand.
In addition, on the same date Kreos Capital VII Aggregator SCSp opted for the cashless exercise of its share warrants (the tranche A-B
BSA and tranche C BSA), implemented through the repurchase by the Company of 94,117 tranche A-B and C BSA and the issuance of 319,251 ordinary shares of the Company. At this date, the fair value of exercised warrants of €15,143 thousand was reclassified from derivative financial liabilities to equity. As of this date, due to the put option being exercised by the holders, the fair value of the
BSAs is deemed equal to their intrinsic value, which is equal to the difference between the share price on August 6, 2025 and their exercise price.
On August 28, 2025, Claret European Growth Capital Fund III SCSp, exercised its share warrants (the tranche A-B BSA and tranche
C BSA) for 206,662 shares of the Company. At this date, the fair value of exercised warrants of €11,531 thousand was reclassified from derivative financial liabilities to equity.
In the context of the Minimal Return Indemnification, the Minimum Cash Return amount was defined as follows:
(i) with respect to tranche A and tranche B, 1.4 times the amount of the cumulated principal drawn under the relevant instrument, and;
(ii) with respect to tranche C, 1.3 times the amount of the cumulated principal drawn under the relevant instrument.
In the event the amount of the cash generated by the tranche A (the Kreos / Claret OCABSA), tranche B or tranche C bond loans, including principal and interest payments, transaction fees, and the end-of-loan exit fees, (the “Actual Return” calculated as at the earlier of (i) March 31, 2027, or (ii) the date of any prepayment or acceleration of the tranche B and C bond loans or more generally such earlier date as the same shall become repayable ("the Redemption Date")), is lower than the Minimum Cash Return, the Group shall indemnify the bondholders for the difference between the Minimum Cash Return and the Actual Return (the “Minimal Return
Indemnification").
In July 2025, as a result of (i) the repayments of principal and interests made until that date, (ii) the exercise of the Tranche A-B and C
BSA and (iii) the conversion of the Kreos OCABSA, the cash generated thereby met the Minimum Cash Return due to the Kreos /
Claret bondholders. Consequently, as no further payment could be due by the Group in relation to the Kreos / Claret Minimal Return
Indemnification, the MRI derivatives amounting to €3,620 thousand were derecognized on that date.
On November 25, 2025, Claret European Growth Capital Fund III SCSp converted its portion of the Tranche A portion of the Kreos /
Claret Financing (the Claret OCABSA), resulting in the issuance of 392,695 ordinary shares of the Group. Following this conversion, the Group no longer holds any debt related to the Tranche A of the Kreos Claret Financing.
On November 28, 2025, the Group notified the bondholders of its intention to prepay in full the outstanding balances of Tranches B and C of the Kreos / Claret Financing. The transaction is expected to be completed before December 31, 2025. Following this redemption, the Group would no longer hold any debt related to the entire Kreos / Claret Financing.
Measurement of the Kreos / Claret second and third tranches hybrid instruments
At inception, the net cash proceeds reflect the tranches' initial fair values. The fair values of the Minimal Return Indemnifications were deducted from the initial carrying values of the debt components of each tranche, which were subsequently measured at amortized cost using the effective interest rate ("EIR") method.
The fair values of the Minimal Return Indemnifications were measured using the following assumptions:

Tranche B Minimal Return Indemnification - March 2024	AS OF DECEMBER 31, 2024
Minimal return	1.40x
Discount rate	7.50%
Probability-weighted present value of shortfall payment (in thousands of €)	2,635 (Final redemption) 136 (Tender offer)
Probability-weighted fair value of tranche A-B warrants with MRI (in thousands of €)	104 (Final redemption)
Probability-weighted fair value of tranche A-B warrants without MRI (in thousands of €)	241 (Final redemption)
Total fair value of MRI (in thousands of €)	2,499 (Final redemption, i.e. a+b-c) 136 (Tender offer)
Fair value of Tranche B MRI (in thousands of €)	2,636

Tranche C Minimal Return Indemnification - June 2024	AS OF DECEMBER 31, 2024
Minimal return	1.30x
Discount rate	7.50%
(a) Probability-weighted present value of shortfall payment (in thousands of €)	1,160 (Final redemption) 43 (Tender offer)
(b) Probability-weighted fair value of tranche A-B warrants with MRI (in thousands of €)	684 (Final redemption)
(c) Probability-weighted fair value of tranche A-B warrants without MRI (in thousands of €)	903 (Final redemption)
Total fair value of MRI (in thousands of €)	941 (Final redemption, i.e. a+b-c) 43 (Tender offer)
Fair value of Tranche C MRI (in thousands of €)	984
For the purpose of measuring the fair value of the MRI (shortfall payment), the fair value of the tranche A-B and C BSA was measured with a Black Scholes model under the Final redemption scenario and with a Monte Carlo model under the Tender offer scenario.
As of December 31, 2024, using the same assumption with an increase of +1% volatility, €+1 share price, +1% risk-free rate, +10% in the probability of achieving the Final redemption scenario and +1% discount rate would result in changes of the MRI B and C fair value by respectively €(1) thousand, €(3) thousand, €(3) thousand, €+3 thousand and €(82) thousand.
Measurement of the Kreos / Claret tranche A-B-C BSA
The Kreos / Claret tranche A-B and tranche C BSA are measured at fair value using a Black-Scholes valuation model. The model considers two probability-weighted scenarios, i.e. (i) the 7-year expiry of the BSA and (ii) an earlier exercise upon a tender offer. The main data and assumptions are the following:

Kreos/Claret Tranche A-B BSA - August 2023	AS OF DECEMBER 31, 2024
Number of outstanding BSA	214,198
Exercise price per share	€18.67
Ordinary share price	€6.76
Exercise date	19/08/2030 (expiry) 18/02/2027 (tender offer)
7-year expiry scenario probability	95%
Volatility	44.3% (expiry) 44.3% (tender offer)
Dividend	0
Risk-free rate	2.9% (expiry) 2.9% (tender offer)
Fair value of issued Kreos/Claret Tranche A-B BSA	243

Kreos/Claret Tranche C BSA - November 2023	AS OF DECEMBER 31, 2024
Number of outstanding BSA	405,832
of which, number of conditional BSA	0
Exercise price per share	€9.86
Ordinary share price	€6.67
Exercise date	01/11/2030 (expiry) 18/02/2027 (tender offer)
7-year expiry scenario probability	95%
Probability of Drawdown of Tranche C credit facility	Drawn on June 21, 2024
Volatility	44.3% (expiry) 44.3% (tender offer)
Dividend	0
Risk-free rate	2.9% (expiry) 2.9% (tender offer)
Fair value of issued Kreos/Claret Tranche A-B BSA	923
As of December 31, 2024, using the same assumption with an increase of +1% volatility, €+1 share price, +1% risk-free rate and
+10% in the probability of achieving the 7 years expiry scenario would result in an increase of Kreos / Claret A-B and C BSA fair value by respectively €37 thousand, €350 thousand, €61 thousand and €75 thousand.
Note 15.2.  Heights convertible notes
The Heights convertible notes consists of (i) a host debt instrument and (ii) conversion and settlement options representing embedded derivatives. The whole instrument is measured at fair value through profit or loss ("FVTPL") at each reporting date.
At inception, the Heights convertible notes' fair value differed from the issuance proceeds by €2,359 thousand.
Since the fair value measurement of the instrument is evidenced by a valuation technique that does not only use data from observable markets, the carrying amount was adjusted to defer the difference between the fair value measurement and the transaction price, and the day one gain is therefore recognized in financial income on a straight-line basis over the term of the instrument.
In application of the Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-
current, and Non-current Liabilities with Covenants, the Heights convertible notes are classified as current financial liabilities.
The fair value of the Heights convertible notes (including the embedded features) has been measured with a Monte Carlo model, considering two probability-weighted scenarios: (i) a Put Event or Default/Dissolution scenario and (ii) a voluntary conversion at maturity scenario. The main data and assumptions are the following:

Heights convertible notes - August 2023	AS OF DECEMBER 31, 2024
Original principal amount (in thousands of €)	35,000
Interest rate	6%
Conversion price per share	€23.77
Ordinary share price	€6.76
Maturity date	24/08/2025 (put event) 24/08/2027 (HTM/voluntary conversion)
Held to maturity scenario probability	75%
Initial price limit	€14.43
Early redemption amount (put event)	120.00%
Volatility	50%
Credit spread	25%
Risk-free rate	2.9%
Fair value of Heights convertible notes (in thousands of €)	20,017
As of December 31, 2024, using the same assumptions with an increase of +1% volatility, €+1 share price, +1% risk-free rate and
+10% probability of achieving the held to maturity scenario would result in a change in the Heights convertible notes fair value by respectively €+2 thousand, €+39 thousand, €(219) thousand and €(631) thousand.
On July 23 and July 30, 2025, the noteholders requested the conversion of respectively 150 and 200 convertible notes (corresponding to the entirety of the outstanding principal amount of approximately €21.9 million) into 920,377 new ordinary shares of the Group at a conversion price of €23.7674 per ordinary share (see Note 3.2 "Conversion of the Heights convertible notes – July-August 2025").
At these dates, the fair value of the converted notes of €53,921 thousand was reclassified from financial liabilities to equity. On the conversion dates, due to the put option being exercised by the holders, the fair values of the Heights notes were deemed equal to the market prices of the issued shares.
As a result of the derecognition of the Heights notes, the outstanding day-one gain was entirely amortized, resulting in a financial income of €1,262 thousand.
Note 15.3. State guaranteed loan – “PGE”
The payment of the last installment of the State-guaranteed loan (Prêt garanti par l'Etat, or "PGE") is scheduled in June 2026.
Note 15.4. Lease liabilities
The variations in lease liabilities are set forth below:

AS OF DECEMBER 31, 2023	540
(+) Increase	2,051
(-) Decrease	(406)
AS OF SEPTEMBER 30, 2024	2,185

AS OF DECEMBER 31, 2024	2,363
(+) Increase	—
(-) Decrease	(814)
AS OF SEPTEMBER 30, 2025	1,549
Lease liabilities mainly relate to the Group’s former headquarters in Paris (as of December 31, 2023), the Boston office entered into in
November 2023, the Montpellier offices entered into in April 2024, the new Paris headquarters entered into in May 2024 and to a lesser extent to vehicles, parking lots and printers (Note 8).
As of December 31, 2024 and September 30, 2025, the lease liabilities of the Paris headquarters and Boston offices represented 93%
and 96% of the total lease liability, respectively.
Lease expenses related to contracts for which a lease liability and right of use asset is recognized under IFRS 16 were €412 thousand and €637 thousand for the nine-month periods ended September 30, 2024 and 2025, respectively. They were recognized for (i)
€591 thousand and €568 thousand as Depreciation expenses and (ii) €43 thousand and €51 thousand as Interest expenses, for the nine-
month periods ended September 30, 2024 and 2025, respectively.
Lease expenses related to short-term lease contracts and low value assets that are not included in the valuation of the lease liability amount to €251 thousand, and €172 thousand for the nine-month periods ended September 30, 2024 and 2025, respectively.
Note 15.5. Royalty certificates
The royalty certificates are measured at amortized cost using the EIR method.
During the third quarter of 2025, the Group revised the probability of success (“POS”) of the obefazimod clinical trials to take into account the Phase 3 results announced in July 2025 and reassessed its estimate of future royalty cash flows accordingly. This change in estimate resulted in a remeasurement of the certificates’ amortized costs, using the original EIR of 34% calculated at the date of issuance, which led to an increase by €11,318 thousand of the royalty certificates liability. The expense was recorded within the financial expenses in the Statements of Income (Loss).
As of September 30, 2025, using the same future royalty cash flows assumptions with an increase of +5 points of POS and +5% of peak penetration (best case scenario) would result in an increase in the royalty certificates carrying value by respectively €
+1,439 thousand and €+2,436 thousand. Using the same assumptions with a decrease of (5)% points of POS and (5)% of peak penetration (worst case scenario) would result in a decrease in the royalty certificates carrying value by respectively €(1,591) thousand and €(3,851) thousand.
Fair value
The fair value of the royalty certificates amounts to €7,313 thousand as of December 31, 2024 and €88,094 thousand as of September
30, 2025. The variation is primarily explained by the revised POS, reflecting the results of the Phase 3 trials, and by the decrease in the discount rate, both reflected by the increase in the Group's share price during the third quarter of 2025 (see Note 3.2 - Publication of positive Phase 3 results from both ABTECT 8-week induction trials investigating obefazimod, in moderate to severely active UC – July
2025).
The fair value of the royalty certificates is based on the net present value of royalties, which depends on assumptions made by the
Group with regards to the POS of its studies, the commercialization budget of obefazimod (“peak penetration”) and the discount rate.
In addition, as of December 31, 2024, royalty projections have been adjusted to reflect the significant difference between the Group’s value derived from management projections and the Group’s market capitalization. As of September 30, 2025, following the increase in the Group's share price and the business plan update, such adjustment was no longer required. Management ensured that the discount rate of 10.0% used is reasonable based on the specific risk profile of the royalties certificates.
As of December 31, 2024, using the same assumptions with an increase of +5 points of POS, +5% of peak penetration (best case scenario), +1% discount rate and €+1 share price would result in a change in the royalty certificates fair value by respectively €
+572 thousand, €+1,735 thousand, €(314) thousand and €+1,160 thousand. Using the same assumptions with a decrease of (5)%
points of POS, (5)% of peak penetration (worst case scenario) and (1)% discount rate and €(1) share price would result in a change in the royalty certificates fair value by respectively €(572) thousand, €(2,527) thousand, €+332 thousand and €(1,160) thousand.
As of September 30, 2025, using the same assumptions with an increase of +5 points of POS, +5% of peak penetration (best case scenario) and +1% discount rate would result in a change in the royalty certificates fair value by respectively €+5,014 thousand, €
+2,991 thousand and €(4,334) thousand. Using the same assumptions with a decrease of (5)% points of POS, (5)% of peak penetration
(worst case scenario) and (1)% discount rate would result in a change in the royalty certificates fair value by respectively
€(5,014) thousand, €(5,686) thousand, and €4,612 thousand.
Note 15.6. Change in financial liabilities
Changes in financial liabilities, excluding derivative instruments, are presented below as of September 30, 2024 and 2025:

(Amounts in thousands of euros)	Kreos/ Claret convertible notes (OCABSA)	Kreos & Claret bond loans	Heights convertibl e notes	PGE	Conditional advances BPI	Lease liabilities	Royalty certificates	Total
FINANCIAL LIABILITIES (excluding derivatives instruments)
AS OF DECEMBER 31, 2023	21,643		29,605	3,678	6,771	540	12,229	74,466
Proceeds		47,444	—					47,444
Repayments			(6,563)	(1,250)	(1,142)	(402)		(9,357)
Interest paid	(1,688)	(2,267)	(1,378)	(18)		(14)		(5,364)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments		(3,204)						(3,204)
Non-cash changes: (gain)/loss on recognition or derecognition			(442)					(442)
Non-cash changes: interest expense and other	2,956	3,559	1,333	56	7	43	3,023	10,977
Non-cash changes: other fair value remeasurement			609					609
Non-cash changes: conversion into shares					(4,070)		—	(4,070)
Non-cash changes : subsidies					914			914
Non cash changes: additional leases						2,021		2,021
Non cash changes : Effect of the change in foreign currency exchange rates						(3)		(3)
AS OF SEPTEMBER 30, 2024	22,912	45,533	23,164	2,466	2,480	2,185	15,253	113,992

AS OF DECEMBER 31, 2024	23,370	46,401	21,574	2,488	—	2,363	13,023	109,218
Repayments		(14,551)	(2,188)	(1,250)		(782)		(18,770)
Interest paid	(1,688)	(2,951)	(689)	(43)		(51)		(5,422)
Non-cash changes: (gain)/loss on recognition or derecognition			(1,557)					(1,557)
Non-cash changes: interest expense and other	2,644	5,919	778	58		51	3,758	13,209
Non-cash changes: amortized cost remeasurement							11,318	11,318
Non-cash changes: other fair value remeasurement			36,002					36,002
Non-cash changes: conversion into shares	(16,058)		(53,921)					(69,979)
Non cash changes : Effect of the change in foreign currency exchange rates						(33)		(33)
AS OF SEPTEMBER 30, 2025	8,269	34,819	—	1,252	—	1,549	28,099	73,988
For the nine-month period ended September 30, 2024, proceeds from the issuance of the Kreos / Claret tranches B and C bond loans are presented net of transaction costs and deposits (corresponding to the prepayments of half of the last debt installments on issuance date) included in the debt discount using the EIR method, and amounting to €1,475 thousand and €1,081 thousand respectively. Net proceeds from non-convertible bond loans of €47,944 thousand disclosed in the Unaudited Condensed Consolidated Statements of
Cash Flows for the nine-month period ended September 30, 2024 do not include transaction fees of €500 thousand related to the
Kreos / Claret tranche A-B warrants classified as prepaid expenses as of December 31, 2023.
Note 15.7. Change in derivative instruments
Changes in derivative instruments are presented below as of September 30, 2024 and 2025:

(amounts in thousands of euros)	Kreos/Claret BSA	Kreos/Claret Minimal Return Indemnifications	Total
DERIVATIVE FINANCIAL INSTRUMENTS
AS OF DECEMBER 31, 2023	2,579	—	2,579
(+) Issuance	—	2,158	2,158
(+) Increase in fair value	544	677	1,221
(-) Decrease in fair value	(139)	—	(139)
AS OF SEPTEMBER 30, 2024	2,984	2,835	5,819

AS OF DECEMBER 31, 2024	1,166	3,620	4,786
(+) Increase in fair value	29,935	—	29,935
(-) Decrease in fair value	—	(3,620)	(3,620)
(-) Repurchases	(4,427)	—	(4,427)
(-) Exercises	(26,674)	—	(26,674)
AS OF SEPTEMBER 30, 2025	—	—	—
Details related to these instruments' accounting treatments and terms and conditions are set forth in Notes 15.1 and 15.2 of these financial statements, as well as in Notes 15.1 and 15.2 to the annual consolidated financial statements of the Group as of December 31,
2024 accompanying the Group’s Annual Report.
Note 15.8. Breakdown of financial liabilities by maturity
The following are the remaining contractual maturities of financial liabilities as of December 31, 2024 and September 30, 2025. The
amounts are gross and undiscounted, and include contractual interest payments.

	AS OF DECEMBER 31, 2024
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
(amounts in thousands of euros)
Heights convertible notes	21,574	24,063	8,750	8,750	6,563	—
Kreos/Claret convertible notes (OCABSA)	23,370	30,653	2,250	19,943	8,460	—
Kreos/Claret bond loans	46,401	58,080	24,016	25,715	8,348	—
PGE	2,488	2,586	1,293	1,293	—	—
Royalty certificates (1)	13,023	—	—	—	—	—
Lease liabilities	2,363	2,512	993	996	516	7
Derivative instruments	4,786	4,786	1,166	—	3,620	—
Total financial liabilities	114,004	122,680	38,468	56,698	27,507	7

	AS OF SEPTEMBER 30, 2025
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
(amounts in thousands of euros)
Heights convertible notes	—	—	—	—	—	—
Kreos/Claret convertible notes (OCABSA)	8,269	9,660	4,684	4,976	—	—
Kreos/Claret bond loans	34,819	40,241	25,548	14,693	—	—
PGE	1,252	1,268	1,268	—	—	—
Royalty certificates (1)	28,099	—	—	—	—	—
Lease liabilities	1,549	1,747	980	672	95	—
Derivative instruments	—	—	—	—	—	—
Total financial liabilities	73,988	$52,916	32,481	20,341	95	—
(1) The contractual cash flows above do not include potential future royalty payments related to the royalty certificates, amounting to
2% of the future net sales of obefazimod (worldwide and for all indications). The amount of royalties that may be paid under the royalty certificates is capped at €172.0 million in the aggregate. Royalty payments are expected to take place before the expiry date of the certificates, which is 15 years after their issuance date (September 2, 2037), and would be included in the "from 2 to 5 years" and
"longer than 5 years" maturity categories according to management's projections.